INCOME TAXES (Details Narrative)	6 Months Ended		12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Feb. 28, 2025	Feb. 29, 2024
SINGAPORE
IncomeTaxDisclosureNarrativeLineItems [Line Items]
Corporate tax rate	17.00%	17.00%	17.00%	17.00%